ING USA Annuity and Life Insurance Company and its Separate Account B

ING Focus Variable Annuity Contracts

Supplement dated June 14, 2010 to the Contract Prospectus dated April 30, 2007, as amended

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus dated April 30, 2007. Please read it carefully and keep it with your current Contract Prospectus for future reference.

1.	Effective June 1, 2010, the name of the subadviser for ING Van Kampen Comstock Portfolio and ING Van
Kampen Equity and Income Portfolio changed from Morgan Stanley Investment Management, Inc. (d/b/a Van
Kampen) to Invesco Advisers, Inc.

2.	Effective on or about June 14, 2010, ING Wells Fargo Omega Growth Portfolio will change its name to ING
Large Cap Growth Portfolio and ING Investment Management Co. will replace Wells Capital Management Inc.
as the subadviser. Accordingly, effective on or about June 14, 2010, all references to ING Wells Fargo Omega
Growth Portfolio in the Contract Prospectus are hereby deleted and replaced with ING Large Cap Growth
Portfolio.

3.	Effective as of the dates noted above, the information for the funds referenced above appearing in the Contract Prospectus under Appendix B–The Funds is hereby deleted and replaced with the following:

	Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
	ING Investors Trust – ING Large Cap Growth	Seeks long-term capital growth.
Portfolio (formerly ING Wells Fargo Omega
Growth Portfolio)

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.
	ING Partners, Inc. – ING Van Kampen Comstock	Seeks capital growth and income.
Portfolio

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
	ING Partners, Inc. – ING Van Kampen Equity	Seeks total return, consisting of long-term capital
	and Income Portfolio	appreciation and current income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

4.	The ING U.S. Bond Index Portfolio is not available for investment under the Contract. Accordingly, the information provided in the supplement dated June 23, 2009 for ING U.S. Bond Index Portfolio appearing in the Contract Prospectus under Appendix B–The Funds is hereby deleted from the Contract Prospectus.

X.90156-10A		June 2010